Bank Borrowings (Tables)	12 Months Ended
Jun. 30, 2025
Bank Borrowings [Abstract]
Schedule of Outstanding Balances of Banks Borrowings

Outstanding balances of banks borrowings as of June 30, 2025 and 2024 consisted of the following:

	As of June 30,
	2025	2024
	$	$
Bank borrowings:
Guaranteed	2,734,186	3,157,475
Collateralized and guaranteed	3,374,366	2,425,190
	6,108,552	5,582,665

Schedule of Bank Borrowings

The details of bank borrowings as at June 30, 2025 and 2024 are as follows:

		Maturity		Weighted-average interest rate		As of June 30,
Lender	Type	date	Currency	2025	2024	2025	2024
DBS Bank Hong Kong Limited	Bank borrowing	November 2027	HKD	-	7.31%	-	$1,800,902
Bank of China (Hong Kong) Limited	Bank borrowing	June 2027	HKD	3.61%	6.96%	$6,108,552	2,821,221
Hang Sang Bank Limited	Bank borrowing	July 2024	HKD	-	6.93%	-	960,542

Total bank borrowings						$6,108,552	$5,582,665

Schedule of Loan type in Terms of Currency
	Carrying value	Within 1 year or on demand	2025	2026	2027	Thereafter
	$	$	$	$	$	$
Loan type of HKD currency
June 30, 2024	5,582,665	5,582,665	-	-	-	-
	5,582,665	5,582,665	-	-	-	-

	Carrying value	Within 1 year or on demand	2025	2026	2027	Thereafter
	$	$	$	$	$	$
Loan type of HKD currency
June 30, 2025	6,108,552	6,108,552	-	-	-	-
	6,108,552	6,108,552	-	-	-	-